Redeemable Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2024
Redeemable Non-Controlling Interests [Abstract]
Schedule of Movement of Redeemable Non-Controlling Interests	The movement of redeemable non-controlling interests is as follows:
	For the six months ended June 30,
	2024	2023

Balance at beginning of the period	$34,543,186	$31,228,329
Accretion to redemption value of redeemable non-controlling interests prior to amendment	1,792,027	1,986,936
Reclassification of the redeemable non-controlling interests to permanent equity	(35,527,114)	-
Foreign exchange effect	(808,099)	(1,323,203)
Balance at end of the period	$-	$31,892,062